Financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Material Differences Between the Fair Value and Carrying Amount
Material differences between the fair values and carrying amounts of these borrowings are identified as follows:

	30 June 2024
	Carrying Amount	Fair Value
Senior Bonds	550,429	553,674
Aztiq Convertible Bond	95,437	97,719
2022 Convertible Bonds	236,677	240,449
Alvogen Facility	83,329	83,411
	965,872	975,253

	31 December 2023
	Carrying Amount	Fair Value
Senior Bonds	549,411	559,867
Aztiq Convertible Bond	80,663	84,756
2022 Convertible Bonds	155,914	217,419
Alvogen Facility	76,556	82,060
	862,544	944,102

Summary of Fair Value on a Recurring Basis
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured at fair value on a recurring basis as of 30 June 2024 and 31 December 2023:

	30 June 2024
	Level 1	Level 2	Level 3	Total
Senior Bond Warrants	2,640	—	—	2,640
Tranche A Conversion Feature	—	—	39,714	39,714
Predecessor Earn Out Shares	—	169,300	—	169,300
OACB Warrants	29,731	—	—	29,731
	32,370	169,300	39,714	241,384

	31 December 2023
	Level 1	Level 2	Level 3	Total
Senior Bond Warrants	19,715	—	—	19,715
Tranche A Conversion Feature	—	—	118,830	118,830
Predecessor Earn Out Shares	—	349,900	—	349,900
OACB Earn Out Shares	—	6,200	—	6,200
OACB Warrants	25,908	—	—	25,908
	45,623	356,100	118,830	520,553

Disclosure of Fair Value Measurement of Liabilities
The following table provides a reconciliation of Level 3 financial instruments:

Tranche A Conversion Feature
1 January 2024	118,830
Issuance	—
Revaluation	(79,116)
Transfer to Level 1	—
Extinguishment	—
30 June 2024	39,714

Summary of Assumptions and Inputs
The following table presents the assumptions and inputs that were used for the model in valuing the Tranche A Conversion Feature:

	30 June 2024	31 December 2023
Stock price	$12.16	$11.48
Conversion price	$10.00	$10.00
Volatility rate*	-	57.5%
Risk-free interest rate*	-	4.2%
Dividend yield	0.0%	0.0%
Risky yield	17.8%	16.3%
*Not used for the 30 June 2024 valuation based on the fact that all the Tranche A 2022 Convertible Bonds were converted on 1 July 2024.
The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	30 June 2024	31 December 2023
Number of shares	19,165,000	38,330,000
Share price	$12.16	$11.48
Volatility rate	55.0%	55.0%
Risk-free rate	4.53%	3.97%